EMPLOYEE BENEFIT PLANS - Schedule of Pension Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension expense (income)
Defined Benefit Plan Disclosure [Line Items]
Pension expense (income)	$ (30)	$ (15)	$ 5